IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2025
Impairment
Schedule of impairment test of goodwill and other assets

	12/31/2025	12/31/2024
Accounting value with VUI	170,163	170,163
Cash flow period	2026 to 2035 + perpetuity	2025 to 2034 + perpetuity
gross margin	Gross margin update based on historical data, incorporation of business restructuring impacts and market trends
Update costs	Update of costs based on historical data of each product and incorporation of the impacts of the business restructuring
Perpetual growth rate	No growth	No growth
Discount rate, in real terms	9.42%	11.89%
Measurement of recoverable value	VIU	VIU
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A 3.31% reduction in volume or a 0.48% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 2% reduction in volume or a 3% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized

b.	Goodwill and Brands subject to an indefinite service life allocated to Long Steel operations – SWT

	12/31/2025	12/31/2024
Accounting value assets with VUI	454,209	453,133
Cash flow period	2026 to 2035 + perpetuity	2025 to 2034 + perpetuity
gross margin	Gross margin update based on historical data and market trends
Updatecosts	Updating costs based on historical data and market trends
Perpetual growth rate	No growth	No growth
Discount rate, in real terms	4.00%, in Euro	4.14%, in Euro
Measurement of recoverable value	VIU	VIU
Projected price range € / t	Market-based data	Market-based data
Sensitivity of key assumptions	A reduction of 23% in volume or 4.7% in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 24% reduction in volume or a 4% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized

Impairment test of Mining assets

(ii)	Recoverability test (excluding goodwill):

During the fiscal years ended December 31, 2025, and 2024, the Company did not identify changes in circumstances or any indications that could result in a reduction in the recoverable value of Iron Ore and Tin CGU’s. However, it proceeded to carry out the annual impairment test of allocated goodwill, as shown below:

(iii)	Goodwill Allocated to Mining Operations

	12/31/2025	12/31/2024
Accounting value assets with VUI	3,236,402	3,236,402
Cash Flow Period (end of the mine's useful life)	2026 to 2066	2025 to 2066
gross margin	Reflects cost projection based on the progress of the mining plan as well as project startup and operational ramp-up. Prices and exchange rates projected according to sector reports
Update costs	Update of costs based on historical data, advancement of the mining plan as well as startup and ramp-up of projects
Perpetual growth rate	Without perpetuity	Without perpetuity
Discount rate, in real terms	8.69%	11.10%
Measurement of recoverable value	FVLCD	FVLCD
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A 23% reduction in volume or an 11% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 20% reduction in volume or a 9% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized

Schedule of impairment test

	12/31/2025	12/31/2024
Accounting value assets with VUI	503,692	503,692
Cash flow period	2026 to 2035 + perpetuity	2025 to 2034 + perpetuity
gross margin	Gross margin update based on historical data and market trends
Updatecosts	Costs based on historical data and market trends
Perpetual growth rate	Growth in line with inflation	Growth in line with inflation
Discount rate, in nominal terms	11.80%	12.95%
Measurement of recoverable value	VIU	VIU
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A reduction of 36.97% in volume or 13% in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 27% reduction in volume or 13% in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized

Schedule of recoverability test

	12/31/2025	12/31/2024
Accounting value assets with VUI	15,225	15,225
Cash flow period	2026 to 2035 + perpetuity	2025 to 2034 + perpetuity
gross margin	Gross margin update based on historical data and market trends
Update costs	Updating costs based on historical data and market trends
Perpetual growth rate	No growth	No growth
Discount rate, in real terms	9.42%	11.89%
Measurement of recoverable value	VIU	VIU
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A 2.13% decrease in revenue would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 10% reduction in revenue would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized

Schedule of investment impairment test

	12/31/2025	12/31/2024
Accounting Value - Equity	3,575,588	1,796,451
Cash flow period	2025 to 2057 (end of concession)	2025 to 2057 (end of concession)
gross margin	Estimated based on a market study for cargo capture and operational costs according to market trend studies
Cost estimate	Costs based on studies and market trends, as well as simulations in which costs of diesel (principal operating cost) was calculated
Perpetual growth rate	No growth rate was considered due to the projected model until the end of the concession in 2057
Discount rate, in real terms	It ranges from 5.51% to 7.23%	Varies from between 5.56% and 6.68%
Measurement of recoverable value	VIU
Projected price range for rail transport	Market-based data
Sensitivity of key assumptions:	A 9.20% reduction in sales volume would result in the estimated recoverable amount being equal to the carrying amount of this asset	An 18% reduction in sales volume would result in the estimated recoverable amount being equal to the carrying amount of this asset
Test result	The recoverable amount of the investment is higher than its carrying amounts, and no impairment loss is recognized